Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                    October 21, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

            Re: AllianceBernstein Core Opportunities Fund, Inc. File Nos. 333-90261 and 811-09687
                     AllianceBernstein Equity Income Fund, Inc.
                     File Nos. 33-66630 and 811-07916
                     AllianceBernstein Growth and Income Fund, Inc. File Nos. 2-11023 and 811-00126
                     AllianceBernstein Trust
                     File Nos. 333-51938 and 811-10221
                     ------------------------------------------------

Ladies and Gentlemen:

       On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from that included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 15, 2013.

             If you have any questions regarding the foregoing, please call me at the above referenced number.

                                                    Sincerely,

                                                    /s/  Joanne A. Skerrett
                                                    -----------------------
                                                         Joanne A. Skerrett